Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
MATTHEW 25 FUND
Account Value [Line Items]
Accumulated Value	$ 38,190	$ 31,358	$ 25,267	$ 20,551	$ 18,414	$ 23,253	$ 15,225	$ 16,118	$ 14,768	$ 13,037	$ 10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 42,275	$ 34,560	$ 30,009	$ 24,093	$ 20,146	$ 22,538	$ 16,008	$ 14,890	$ 13,484	$ 11,789	$ 10,000